SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Share-Based Compensation
SHARE-BASED COMPENSATION
7.     SHARE-BASED COMPENSATION

Under various plans, executives, key employees and outside directors receive awards of options to purchase common stock. The Company has a stock option plan (the “2000 Plan”) which authorizes the granting of incentive and nonqualified stock options and restricted stock awards. Incentive stock options are granted at not less than 100% of fair market value at the date of grant (110% for stockholders owning more than 10% of the Company’s common stock). Nonqualified stock options are granted at not less than 85% of fair market value at the date of grant. A maximum of 8,000,000 shares of common stock are issuable under the 2000 Plan. Certain additional options have been granted outside the 2000 Plan. These options generally follow the provisions of the 2000 Plan. The Company issues new shares to satisfy option exercises and the vesting of restricted stock awards.
The Company also has an Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible full-time employees to purchase shares of common stock at 90 percent of the lower of the fair market value of a share of common stock on the first or last day of the quarter. Eligible employees are provided the opportunity to acquire Company common stock during each quarter. No more than 661,157 shares of common stock may be issued under the ESPP. Such stock may be unissued shares or treasury shares of the Company or may be outstanding shares purchased in the open market or otherwise on behalf of the ESPP. For financial reporting purposes, the Company’s ESPP is compensatory. Therefore, the Company is required to recognize compensation expense related to the discount from market value of shares sold under the ESPP. The Company issues new shares to satisfy shares purchased under the ESPP.
Share-based compensation expense recorded in 2016, 2015 and 2014 is summarized as follows:
	2016	2015	2014
Stock options	$1	$13	$5
Restricted stock awards and restricted stock units	2	11	—
Total share-based compensation expense	$3	$24	$5

The deferred income tax benefit related to share-based compensation expense for the years ended December 31, 2016, 2015 and 2014 was $0 due to the full valuation allowance recorded against deferred tax assets (see Note 9). Share-based compensation expense of  $3, $24 and $5 in 2016, 2015 and 2014, respectively, is a component of selling, general and administrative expense, and is recorded as a non-cash expense in the operating activities section of the consolidated statements of cash flows.
Information with respect to the stock options granted under the 2000 Plan and options granted separately from the 2000 Plan is summarized as follows:
	Number of Shares	Price Range	Weighted Average Remaining Contractual term	Aggregate Instrinsic Value
Balance, January 1, 2014	1,479,494	$1.25 – $4.60
Granted	23,076	$1.30 – $1.30
Cancelled / forfeited	(528,000)	$1.50 – $4.60
Balance, December 31, 2014	974,570	$1.25 – $3.74
Granted	60,000	$1.24 – $1.24
Cancelled / forfeited	(350,000)	$1.25 – $1.50
Balance, December 31, 2015	684,570	$1.24 – $3.74
Granted	—
Cancelled / forfeited	(215,671)	$1.24 – $3.74
Balance, December 31, 2016	468,899	$1.24 – $3.74	3.1 years	$—
Vested and exercisable at December 31, 2016	458,899	$1.24 – $3.74	2.9 years	$—

As of December 31, 2016, options covering 458,899 shares were exercisable with a weighted average exercise price of  $1.82 per share, and 3,799,182 shares were available for future grant under the 2000 Plan.
As of December 31, 2016, unrecognized compensation expense related to outstanding non-performance based stock options was $1.
The weighted average fair value at the date of grant for non-performance based options granted during 2015 and 2014 was estimated at $0.23 and $0.40 per share, respectively, using the Black-Scholes pricing model. The weighted-average assumptions used in the Black-Scholes model were as follows: dividend yield of 0%, expected volatility of 26% in 2015 and 38% in 2014, risk-free interest rate of 1.71% in 2015 and 1.71% in 2014 and expected option life of 4.25 years in 2015 and 5.5 years in 2014. The expected option life was computed using the sum of the average vesting period and the contractual life of the option and dividing by 2, for all periods presented.
The Company issued options to acquire 350,000 shares of common stock with performance based vesting during the year ended December 31, 2013. These options were cancelled in 2015.
The following table provides additional information about the Company’s stock options outstanding at December 31, 2016:
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average		Number of Shares	Wtd. Average Exercise Price
		Remaining Contractual Life	Exercise Price
$1.24 – $1.85	297,878	2.7 Years	$1.54	287,878	$1.55
$2.00 – $2.25	155,000	4.1 Years	$2.12	155,000	$2.12
$3.69 – $3.74	16,021	1.3 Years	$3.72	16,021	$3.72
$1.24 – $3.74	468,899	3.1 Years	$1.81	458,899	$1.82

The Company grants restricted stock awards (RSA) which is the right to receive shares. The fair value of RSAs is based on the market price for the stock at the date of grant. RSAs generally vest over periods of two to five years.
The following table summarizes the changes in non-vested restricted stock awards for the three year period ended December 31, 2016:
	Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Non-vested RSAs at January 1, 2014	—	$0.00
Granted	—	$0.00
Vested	—	$0.00
Cancelled / forfeited	—	$0.00
Non-vested RSAs at December 31, 2014	—	$0.00
Granted	15,000	$1.13
Vested	(7,500)	$1.13
Cancelled / forfeited	—	$0.00
Non-vested RSAs at December 31, 2015	7,500	$1.13
Granted	340,000	$1.00
Vested	(2,500)	$1.13
Cancelled / forfeited	(2,500)	$1.13
Non-vested RSAs at December 31, 2016	342,500	$1.00

Of the 7,500 RSA’s that vested in 2015, 2,500 common shares were issued in December 2015 and are included in the number of common shares outstanding at December 31, 2015. Common shares for the remaining 5,000 vested RSA’s were issued in January 2016.

The Company recorded compensation expense of  $2, $11 and $0, respectively, for the years ended December 31, 2016, 2015 and 2014, for RSAs. As of December 31, 2016, there is unrecognized compensation expense of  $342 related to RSAs.
In May 2016, the Company issued to non-employee directors RSAs aggregating 340,000 shares with performance based vesting. These shares vest upon the achievement of certain corporate goals within 18 months of the grant date. No expense has been recognized for these awards at December 31, 2016. The expense will be recognized when the corporate goals are achieved.